Cover Page Document	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	CARTESIAN THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37798
Entity Tax Identification Number	26-1622110
Entity Address, Address Line One	7495 New Horizon Way,
Entity Address, City or Town	Frederick,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21703
City Area Code	301
Local Phone Number	348-8698
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $0.0001)
Trading Symbol	RNAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001453687
Amendment Flag	false